Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of reconciliation of historically restated amounts in statement of operations

	2017	2017	2017
	Original	Reclassification	As Restated
Costs and expenses:
Costs of sales and services	239,663	(11,306)	228,357
Exchange differences on foreign currency transactions, net (gain) loss	1,038	11,306	12,344

Schedule of reconciliation of historically restated amounts in statement of cashflows

	2017	2017	2017
	Original	Reclassification	As Restated
Cash flows from operating activities:
Exchange differences on foreign currency transactions, net (gain) loss	1,038	(11,306)	12,344
(Gain) loss on dispositions of subsidiaries	10,219	11,306	(1087)

Schedule of sets out exchange rates for the translation of the Euro and U.S. dollar

	EUR	US$
Closing rate at December 31, 2019	1.4583	1.2988
Average rate for the year 2019	1.4856	1.3269
Closing rate at December 31, 2018	1.5613	1.3642
Average rate for the year 2018	1.5302	1.2957
Closing rate at December 31, 2017	1.5052	1.2545
Average rate for the year 2017	1.4650	1.2986

Schedule of carrying amount of property, plant and equipment on adoption of IFRS 16

Carrying amount of property, plant and equipment as at December 31, 2018	$58,325
Adjustment for the lease liabilities under IFRS 16 on the date of initial application	2,911
Carrying amount of property, plant and equipment recognized on the initial adoption of IFRS 16 as at January 1, 2019	$61,236

Schedule of estimated useful lives and methods of property, plant and equipment

	Lives	Method
Buildings	20 years	straight-line
Processing plant and equipment	5 to 20 years	straight-line
Refinery and power plants	20 to 30 years	straight-line
Office equipment and other	3 to 10 years	straight-line
Office premises	2 to 10 years	straight-line

Schedule of of initial application and lease liabilities recognized

Operating leases as at December 31, 2018*	$4,786
Exemptions for short term leases for which the underlying assets are of low value	(1,505)
Discounting	(370)
Lease liabilities recognized on the initial adoption of IFRS 16 as at January 1, 2019	$2,911

*  Represents undiscounted lease commitments